Eaton Vance Management

Two International Place

Boston, MA 02110

(617) 482-8260

www.eatonvance.com

April 29, 2021

Office of Filings, Information & Consumer Services

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Form N-1A Filing for Eaton Vance Series Trust (the “Registrant”)

on behalf of Eaton Vance Tax-Managed Growth Fund 1.0 (the “Fund”)

Amendment No. 45 (1940 Act File No. 811-2589)

Gentlemen:

Transmitted herewith for filing on behalf of the above-referenced Registrant, pursuant to the General Instructions for Form N-1A and Regulation S-T, is the Registrant’s Amendment No. 44 to its registration statement under the Investment Company Act of 1940. The Amendment transmitted herewith contains a conformed signature page, the manually signed original of which is maintained at the offices of the Registrant. The Registrant incorporates by reference the financial information for the Fund contained in the annual report for the fiscal year ended December 31, 2020 as filed electronically with the Securities and Exchange Commission on February 25, 2021 (Accession No. 0001193125-21-056948).

The Amendment has been marked to show changes from Amendment No. 44 filed electronically on April 29, 2020 (Accession No. 0000940394-19-000669). The Fund is a “feeder” fund in a “master-feeder” fund arrangement.

Please contact me at (617) 672-8520 if you have any questions concerning the foregoing or the enclosed.

Sincerely,

/s/ Timothy P. Walsh

Timothy P. Walsh

Vice President